Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Phoenix Tree Holdings Ltd
Entity Central Index Key	0001785154
Document Period End Date	Dec. 31, 2019
Entity Well Known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Ordinary shares
Document Information [Line Items]
Entity Stock, Shares Outstanding	281,290,000
Preferred shares
Document Information [Line Items]
Entity Stock, Shares Outstanding	1,448,506,852